Settlement Costs And Other (Recoveries)	12 Months Ended
Dec. 31, 2020
Business Litigation Settlement Costs And Other Recoveries [Abstract]
Settlement costs and other (recoveries)
23	Settlement costs and other (recoveries)
During the twelve months ended December 31, 2020, the Company experienced net settlement costs of approximately $2.3 million (2019 – settlement recoveries of $1.9 million) mainly related to the following items.

i)
Approximately, $0.8 million related to a settlement of a government investigation that relates predominantly to historical reimbursements paid under federal healthcare programs to subsidiaries or the Revenue Practices. This settlement was reached in January 2021.

ii)	Approximately $1.1 million comprised of a few settlement costs related to four vendors.